Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net product revenue	$ 4,286	$ 2,224	$ 9,395	$ 3,943	$ 6,369
Cost of product sales	510	257	1,431	8,328	8,687
Gross profit (loss)	3,776	1,967	7,964	(4,385)	(2,318)
Operating expenses:
Sales and marketing	7,550	8,733	25,017	23,557	29,515	$ 7,374
General and administrative	3,384	3,040	12,316	8,261	11,937	7,414
Research and development	1,275	1,437	3,093	2,818	3,407	3,088
Total operating expenses	12,209	13,210	40,426	34,636
Loss from operations	(8,433)	(11,243)	(32,462)	(39,021)	(47,177)	(17,876)
Other (expense) income, net:
Change in fair value of warrant liability and derivative, net	7,610	20,939	7,610	53,854	66,891	13
Interest income	1	1	1	24	25	79
Interest expense	(4,447)	(4,291)	(13,964)	(10,790)	(15,394)	(23,866)
Total other (expense) income, net	5,664	16,649	(3,853)	43,088	51,522	(23,774)
Litigation settlement	2,500		2,500
Net (loss) income before income taxes	(2,769)	5,406	(36,315)	4,067	4,345	(41,650)
Provision for income taxes
Net (loss) income	(2,769)	5,406	(36,315)	4,067	4,345	(41,650)
Net (loss) income attributable to common stockholders, basic (Note 13)	(2,357)	5,396	(35,903)	(4,059)
Net loss attributable to common stockholders, diluted (Note 13)	$ (2,357)	$ (13,743)	$ (35,903)	$ (44,279)
Net (loss) income per common share attributable to common stockholders, basic	$ (0.26)	$ 1.10	$ (5.68)	$ 0.83
Net loss per common share attributable to common stockholders, diluted (Note 13) (in Dollars per share)	$ (0.26)	$ (0.63)	$ (5.68)	$ (2.03)
Accretion of preferred stock					(14,682)	(13,594)
Net loss attributable to common stockholders – basic and diluted					$ (10,337)	$ (55,244)
Weighted-average common shares used in net loss per share attributable to common stockholders, diluted (Note 13)	9,153,848	21,828,570	6,318,992	21,828,570
Weighted-average common shares used in net (loss) income per share attributable to common stockholders, basic (Note 13)	9,153,848	4,901,564	6,318,992	4,901,564
Weighted average shares outstanding of common stock, basic and diluted (in Shares)					870,263	870,263
Basic and diluted net (loss) income per share, common stock (in Dollars per share)					$ (11.88)	$ (63.48)